Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, net	$ 820,182		$ 597,304
Operating lease right-of-use assets	$ 6,535	$ 6,700
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating lease right-of-use assets, amount related to prepaid rent		$ 500
Operating lease right-of-use assets, amount previously presented as other noncurrent assets		4,800
Operating lease liabilities, current portion	$ 132	200
Operating Lease, Liability, Noncurrent	1,150	$ 1,200
Construction in Progress [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, net	65,500		$ 42,600
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents	$ 90,000